Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended							12 Months Ended
	Dec. 31, 2021	Jul. 02, 2021	Dec. 31, 2020	Jun. 26, 2020	Dec. 31, 2019	Dec. 31, 2019	Jun. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Total dividend on ordinary shares paid	€ 638	€ 0	€ 386	€ 0	€ 284		€ 290	€ 638	€ 386	€ 574
Dividend rate (in euros per share)						€ 0.62	€ 0.62	€ 1.40	€ 0.85